General (Details) - LNG carrier	Jun. 30, 2023 vessel carrier
FLNG
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | vessel	2
LNG carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier	2